UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.


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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$188,596

List of Other Included Mangers:
NONE
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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

Allmerica Finl Corp     COM           019754100  $35,799  1,703,909 SH           SOLE               1,703,909       0     0
Applebees Intl Inc      COM           037899101  $13,715    591,400 SH           SOLE                 591,400       0     0
Brinker Intl Inc        COM           109641100   $9,543    295,900 SH           SOLE                 295,900       0     0
Dollar Tree Stores Inc  COM           256747106  $33,881  1,378,975 SH           SOLE               1,378,975       0     0
O Reilly Automotive Inc COM           686091109   $4,906    194,000 SH           SOLE                 194,000       0     0
Outback Steakhouse Inc  COM           689899102  $29,761    864,150 SH           SOLE                 864,150       0     0
Tiffany & Co - New      COM           886547108  $22,035    921,600 SH           SOLE                 921,600       0     0
Waste Industires USA IncCOM           941057101   $2,802    386,436 SH           SOLE                 386,436       0     0
Whitehall Jewlers Inc   COM           965063100     $612     64,450 SH           SOLE                  64,450       0     0
Yankee Candle Inc       COM           984757104  $35,542  2,221,400 SH           SOLE               2,221,400       0     0